PROPERTY, PLANT AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 0	$ 7	$ 202
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of CGU	$ 0